Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Details) - Case	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	111
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	111	99
Change in Number Increase/(Decrease)	12
West Virginia I P I C
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1	1
Change in Number Increase/(Decrease)	(563)
Number of plaintiffs	1	564
Change in Number Increase / (Decrease)	(563)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	2,268	2,569
Change in Number Increase/(Decrease)	(301)
Number of plaintiffs	2,841	3,276
Change in Number Increase / (Decrease)	(435)
Broin
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,406	2,321
Change in Number Increase/(Decrease)	(915)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	58	71
Change in Number Increase/(Decrease)	(13)